Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Raw materials	$ 6,339	$ 6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$ 15,235	$ 13,711